Document and Entity Information	9 Months Ended
Sep. 30, 2023
Document and Entity Information
Document Type	F-1
Entity Registrant Name	Evaxion Biotech A/S
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828253
Amendment Flag	false